Share Purchase Warrants and Stock Options (Details) - Schedule of share purchase warrants outstanding - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Number of warrants	2,401,886
Warrant Expiry Date [Member]
Class of Warrant or Right [Line Items]
Number of warrants	527,476 [1]
Exercise Price	360
Issuance date	2/14/2018
Expiry date	2/13/2021
Remaining life	1 month 13 days
Warrant Expiry Date One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	417
Exercise Price	480
Issuance date	2/21/2018
Expiry date	2/21/2021
Remaining life	1 month 20 days
Warrant Expiry Date Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	1,667
Exercise Price	300
Issuance date	5/17/2018
Expiry date	5/17/2021
Remaining life	4 months 17 days
Warrant Expiry Date Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	380
Exercise Price	324
Issuance date	10/10/2018
Expiry date	10/10/2021
Remaining life	9 months 10 days
Warrant Expiry Date Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants	2,500
Exercise Price	30
Issuance date	11/21/2019
Expiry date	11/21/2022
Remaining life	1 year 10 months 20 days
Warrant Expiry Date Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants	9,723
Exercise Price	9
Issuance date	2/7/2020
Expiry date	2/7/2023
Remaining life	2 years 1 month 6 days
Warrant Expiry Date Six [Member]
Class of Warrant or Right [Line Items]
Number of warrants	9,723
Exercise Price	9
Issuance date	2/7/2020
Expiry date	2/7/2023
Remaining life	2 years 1 month 6 days
Warrant Expiry Date Seven [Member]
Class of Warrant or Right [Line Items]
Number of warrants	200,000
Exercise Price	0.18
Issuance date	7/14/2020
Expiry date	7/1/2021
Remaining life	6 months
Warrant Expiry Date Eight [Member]
Class of Warrant or Right [Line Items]
Number of warrants	1,650,000
Exercise Price	0.1
Issuance date	10/5/2020
Expiry date	10/5/2023
Remaining life	2 years 9 months 3 days

[1]	This warrant is convertible into 4% of the number of common shares of the Company outstanding. At December 31, 2020, it is 4% of the 13,186,880 shares outstanding as of that date.